Loss Before Income Tax - Additional Information (Details) € in Millions			1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 21, 2019 EUR (€)
Disclosure Of Loss Before Income Tax Line Item
Receipt on non refundable up-front payment upon reaching product regulatory milestone						$ 25,000,000.0
Revenue recognized from up-front payment as deferred consideration	$ 10,000,000.0
Pre-launch inventory recognized			$ 21,900,000			26,000,000.0		$ 21,900,000
Provision for obsolete stock						500,000		500,000
Manufacturing Commercialization Expenses
Disclosure Of Loss Before Income Tax Line Item
Pre-launch inventory recognized			$ 13,100,000			4,100,000		$ 13,100,000
Grunenthal
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received					$ 15,000,000.0
Milestone payment received				$ 2,500,000
Percentage of patients to provide regulatory harmonization, cost efficiencies and streamlined timelines			20.00%
Non-refundable upfront payments receivable			$ 17,500,000
Cumulative milestone payments reachable amount			1,000,000,000
Revenue recognized relation to patent license agreement						0
Grunenthal | Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payments receivable			$ 112,500,000
Tasly
Disclosure Of Loss Before Income Tax Line Item
Deferred consideration up-front milestone receivable recognized	$ 20,000,000.0					20,000,000.0
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000.0				0	$ 0
TiGenix NV
Disclosure Of Loss Before Income Tax Line Item
Royalty income						100,000
Milestone revenue in relation to patent license agreement						1,200,000	0
Regulatory milestone payment receivable						1,000,000.0
TiGenix NV | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Milestone revenue relating to non-refundable up-front payment | €									€ 10.0
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax Line Item
Royalties receivable under sales-based milestones						$ 2,300,000	$ 1,200,000